Prepayments And Other Current Assets - Summary Of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT refund receivable	[1]	¥ 558,099		¥ 241,814
Funds receivable from third party payment channels		141,692		115,241
Advances to suppliers		168,117		37,850
Interest receivable		105,027		29,820
Deposits mainly for value added service		4,276		8,585
VAT recoverable and prepaid income taxes		63,354
Others		59,042		23,492
Total		¥ 1,099,607	$ 172,550	¥ 456,802

[1]	VAT receivable represents the VAT refund from local governments to incentivize the freight brokerage service.